RELATED PARTY TRANSACTIONS - Transactions with Golar Partners and Subsidiaries - Income (Expense) (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 12,887	$ 13,996	$ 10,230
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	7,941	9,645	9,809
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,263	4,460	5,200
Interest income on short-term loan
Related Party Transaction [Line Items]
Interest income related parties	(317)	(109)	0
Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties	$ 0	$ 0	$ (4,779)